Summary of Non-vested stock and Stock Unit Awards (Detail) (Stock and Stock Unit Awards, USD $)	12 Months Ended
Dec. 31, 2013 Y
Stock and Stock Unit Awards
NUMBER
Beginning Balance	3,136,496
Granted	1,181,321
Vested	(862,408)
Forfeited	(157,582)
Ending Balance	3,297,827
WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT
Nonvested at beginning of year	$ 49.20
Granted	$ 52.82
Vested	$ 52.47
Forfeited	$ 46.67
Nonvested at end of year	$ 49.76
WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at beginning of year	2.0
Nonvested at end of year	2.0